SHARE-BASED COMPENSATION - Assumptions used to Determine Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Risk-free interest rate	3.98%
Risk-free interest rate, minimum		2.88%
Risk-free interest rate, maximum		3.19%
Expected volatility	43.60%
Expected volatility, minimum		42.93%
Expected volatility, maximum		43.41%
Expected life of option (years)	10 years	10 years
Fair value per ordinary share	$ 0.12
Minimum
SHARE-BASED COMPENSATION
Fair value per ordinary share		$ 0.84
Maximum
SHARE-BASED COMPENSATION
Fair value per ordinary share		$ 2.25